Short Term Debt - Additional Information (Detail)	1 Months Ended			6 Months Ended	144 Months Ended	150 Months Ended
	May 24, 2013 USD ($)	May 24, 2013 AUD	Nov. 30, 2010 USD ($)	Jun. 30, 2013 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 30, 2010 Line of Credit
Participating Mortgage Loans [Line Items]
Credit facility			$ 3,200,000
Credit facility term			5 years
Interest on borrowings									6.70%
Borrowings under the credit facility agreement				2,541,000	2,510,000	2,541,000	2,472,000	2,600,000
Repayment of debt	$ 2,609,000	2,681,000		10,459,000	130,000	10,589,000